Operating Expense	6 Months Ended
Jun. 30, 2023
Operating Expense [Abstract]
Operating Expense	OPERATING EXPENSES

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2022/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(17,599)	(1,052)	(8,538)	(4,889)	(2,408)	(712)	—
General and administrative expenses	(8,229)	(133)	(38)	(3,230)	(4,580)	(248)	—
Marketing and market access expenses	(460)	(2)	—	(272)	(182)	(3)	—
Reorganization and restructuring income (expenses)	179	—	—	—	(1)	180	—
Other operating expenses	(423)	—	—	—	(422)	—	(1)
TOTAL	(26,532)	(1,187)	(8,576)	(8,391)	(7,594)	(783)	(1)

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2023/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development income (expenses)	(25,630)	(1,040)	(14,367)	(6,299)	(3,251)	(705)	33
General and administrative expenses	(9,105)	(162)	(96)	(3,919)	(4,645)	(283)	—
Marketing and market access expenses	(520)	(2)	(1)	(275)	(236)	(6)	—
Reorganization and restructuring income (expenses)	633	—	—	—	—	633	—
Other operating income (expenses)	(52)	—	—	—	(75)	3	20
TOTAL	(34,673)	(1,204)	(14,464)	(10,492)	(8,207)	(358)	52

2023 Activity
Research and Development Expenses
The increase in research and development expenses is mainly due to increasing costs related to the ELATIVE® product candidate, the VS-01 product candidate, the GNS561 product candidate, the NTZ product candidate, as well as increased staffing levels.
General and administrative expenses
The increase in general and administrative employee expenses was mainly due to the increase in workforce (from 50 to 56 employees at June 30, 2022 and 2023, respectively).
Marketing and market access expenses
Marketing and market access expenses remained stable period over period.
Reorganization and restructuring income (expenses)
During the first half of 2023, the Group reversed the entire remaining RESOLVE-IT provision consisting of un-used building space, which are now in use.
Other operating income (expenses)
For the six months ended June 30, 2023, other operating expenses were not material.
Employee expenses
Employee expenses and number of employees were as follows:

Employee expenses	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
Wages and salaries	(5,842)	(7,413)
Social security costs	(2,317)	(2,737)
Changes in pension provision	(84)	(69)
Employee profit-sharing	—	—
Share-based compensation	(148)	(274)
TOTAL	(8,391)	(10,492)

Number of employees at year-end	Half-year ended
	2022/06/30	2023/06/30
Average number of employees	127	152
Number of employees
Research and development	65	77
Services related to research and development	17	19
Administration and management	50	56
Marketing and commercial	2	2
TOTAL	134	154
The increase in employee expenses resulted mainly from an increase in workforce, with an average headcount from 127 in 2022 to 152 in 2023.